Income and Social Contribution Taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of related party [line items]
Deferred income and social contribution taxes	R$ 1,076,223	R$ 959,945
offshore subsidiaries [member]
Disclosure of related party [line items]
Tax loss carryforwards related to income tax	878,470	620,906
IRPJ [member]
Disclosure of related party [line items]
Tax loss carryforwards related to income tax	1,268,964	873,718
CSLL [member]
Disclosure of related party [line items]
Tax loss carryforwards related to income tax	R$ 1,270,714	R$ 876,315